FINANCIAL VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FINANCIAL VALUE MEASUREMENTS
14.	FINANCIAL VALUE MEASUREMENTS

Fair value is defined as the exchange price that would be recovered for an asset or paid to transfer a liability (an exit price in the principal or most advantageous market for an asset or liability in an orderly transaction between market participants at the measurement date). Fair value is determined based on the exchange price that would be received for an asset or paid to transfer a liability utilizing a hierarchy of three different valuation techniques, based on the lowest level input that is significant to the fair value measurement in its entirety.

Financial instruments measured at fair value should be classified into one of three levels that distinguish fair value measurements by the significance of the inputs used for valuation.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 - Observable inputs other than Level 1 quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or inputs other than quoted prices that are observable or corroborated by observable market data; and

Level 3 - Unobservable inputs that are supported by little or no market activity. Valuation techniques are primarily model-based.

Our financial assets and liabilities that are measured at fair value on a recurring basis have been segregated into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value measurement date in the table below. For cash, fair value approximates cost.

Financial assets and liabilities measured at fair value as of December 31, 2014 in the consolidated financial statements on a recurring basis are summarized below:

	Level 1	Level 2	Level 3

Cash	$5,002	$-	$-
Restricted cash	371	-	-
	$5,373	$-	$-

Financial assets and liabilities measured at fair value as of December 31, 2013 in the consolidated financial statements on a recurring basis are summarized below:

	Level 1	Level 2	Level 3

Cash	$6,382	$-	$-
Restricted cash	7,500	-	-
	$13,822	$-	$-

Our non-financial assets such as goodwill, intangible assets and property, plant and equipment are recorded at fair value when acquired or subsequently when an impairment is recognized.

The carrying value of accounts receivable and accounts payable approximate their fair values due to the short-term duration of these items.